UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_______________ to ______________

Date of Report (Date of earliest event reported) _____________________________  _

Commission File Number of securitizer: ___________________________________

Central Index Key Number of securitizer: __________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

SoFi Lending Corp.1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:                                  0001555110
Central Index Key Number of issuing entity (if applicable):    0001555110
Central Index Key Number of underwriter (if applicable):       Not applicable

Robert Lavet, General Counsel, (703) 972-2039

Name and telephone number, including area code, of the person to contact in connection with this filing

1 SoFi Lending Corp., as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): SoFi Consumer Loan Program 2020-1 Trust

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01: Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an exhibit to this Form ABS-15G.  Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SOFI LENDING CORP.

By:	/s/ Robert Lavet

Name:	Robert Lavet
Title:	Secretary

Date:  January 31, 2020

EXHIBIT INDEX

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated January 6, 2020.